Revision of Immaterial Misstatements	12 Months Ended
Dec. 31, 2022
Revision of Immaterial Misstatements
Revision of Immaterial Misstatements

23. Revision of Immaterial Misstatements

In connection with the preparation and review of the Company's consolidated interim and year-end financial statements for December 31, 2022, management identified certain immaterial misstatements in our historical financial statements related to the accounting for foreign currency exchange gains and losses associated with cash balances held in USD at LAVA Therapeutics, N.V. with a functional currency of Euro. We incorrectly computed and recorded the foreign exchange gain (loss) from our USD cash account in a Euro functional entity as foreign currency translation adjustment instead of foreign currency gain (loss). Management also identified certain immaterial misstatements in our historical financial statements primarily related to research and license revenue reported at the incorrect exchange rate and the accounting for share-based compensation expenses. We incorrectly computed and recorded the share-based compensation expenses due to an error in the calculation of the expense attribution over the vesting period, resulting in an incorrect and accelerated expense being recorded.

In accordance with the guidance set forth in Securities and Exchange Commission (SEC) Staff Accounting Bulletin (SAB) 99, Materiality, and SEC SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financials, the Company concluded these misstatements were not material to the previously issued consolidated financial statements. We are revising our historical financial statements to revise the immaterial misstatements.

The revision for the foreign currency exchange and share-based compensation expense misstatements did not have an impact on total equity as of December 31, 2022, or any prior periods. As a result of the Company’s immaterial misstatements, net loss was overstated by $3.0 million, research and license revenue was understated by $0.4 million, operating expenses were overstated by $0.4 million and foreign currency exchange gain (loss), net was understated by $2.3 million for the year ended December 31, 2021 and net loss was understated by $0.4 million, research and license revenue was understated by $0.2 million and foreign currency exchange gain (loss), net was understated by $0.7 million for the year ended December 31, 2020. Also, as a result of a clerical error in presentation, our as reported foreign currency translation adjustment in the consolidated statement of loss and comprehensive loss was overstated by $3.2 million for the year ended December 31, 2021, this being the difference between the amount in the statement of total comprehensive loss and the amount in the statement of equity.

In the Consolidated Statements of Loss and Comprehensive Loss, we have revised the following:

	Year Ended
	December 31, 2021
	As reported	Adjustment	As revised
(in thousands)
Research and license revenue	$5,000	$350	$5,350
Total revenue	$5,000	$350	$5,350
Research and development expenses	$(37,193)	$248	$(36,945)
General and administrative expenses	$(12,160)	$142	$(12,018)
Total operating expenses	$(49,353)	$390	$(48,963)
Operating loss	$(44,353)	$740	$(43,613)
Foreign currency exchange gain (loss), net	$(212)	$2,252	$2,040
Total non-operating income (loss)	$(837)	$2,252	$1,415
Loss before income tax	$(45,190)	$2,992	$(42,198)
Loss for the year	$(45,347)	$2,992	$(42,355)
Foreign currency translation adjustment	$(6,210)	$568	$(5,642)
Total comprehensive loss	$(51,557)	$3,560	$(47,997)

	Year Ended
	December 31, 2020
	As reported	Adjustment	As revised
(in thousands)
Research and license revenue	$3,500	$247	$3,747
Total revenue	$3,500	$247	$3,747
Operating loss	$(14,920)	$247	$(14,673)
Foreign currency exchange gain (loss), net	$(201)	$(668)	$(869)
Total non-operating income (loss)	$(543)	$(668)	$(1,211)
Loss before income tax	$(15,463)	$(421)	$(15,884)
Loss for the year	$(15,506)	$(421)	$(15,927)
Foreign currency translation adjustment	$(577)	$375	$(202)
Total comprehensive loss	$(16,083)	$(46)	$(16,129)

In the Consolidated Statements of Financial Position and Changes in Equity, we have revised the following:

	December 31, 2021			December 31, 2020
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(in thousands)
Equity-settled employee benefits reserve	$5,219	(390)	4,829	922	—	922
Foreign currency translation reserve	$(4,042)	$(2,181)	$(6,223)	$(1,003)	$421	$(581)
Accumulated deficit	$(78,733)	$2,571	$(76,162)	$(33,386)	$(421)	$(33,807)
Equity:	$118,367	$—	$118,367	$7,622	$—	$7,622

In the Consolidated Statements of Cash Flows, we have revised the following:

	Year Ended
	December 31, 2021
	As reported	Adjustment	As revised
(in thousands)
Loss before income tax	$(45,190)	$2,992	$(42,198)
Foreign currency exchange gain (loss), net	$562	$(2,602)	$(2,040)
Share-based compensation expense	$4,297	$(390)	$3,907
Cash and cash equivalents at end of year	$90,869	$—	$90,869

	Year Ended
	December 31, 2020
	As reported	Adjustment	As revised
(in thousands)
Loss before income tax	$(15,463)	$(421)	$(15,884)
Foreign currency exchange gain (loss), net	$448	$421	$869
Cash and cash equivalents at end of year	$15,818	$—	$15,818